Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 19 – Leases

As of December 31, 2024 and 2023, the Company has leased three offices, which were classified as operating leases. In addition, the Company had two office equipment leases which were classified as finance leases.

The Company occupies various offices under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using weighted average interest rate of 5.94% and 9.60% for operating lease and finance lease, respectively. The interest rate was determined using incremental borrowing rate with similar term in Singapore and Malaysia.

Operating and finance lease expenses consist of the following:

		For the Years Ended
	Classification	December 31, 2024	December 31, 2023	December 31, 2022

Operating lease cost
Lease expenses	General and administrative	$133,533	$123,366	$87,692
Lease expenses – short-term	General and administrative	-	-	-
Finance lease cost
Amortization of leased asset	General and administrative	7,157	8,148	7,948
Interest on lease liabilities	Other expense -Interest expenses	2,855	2,584	1,276
Total lease expenses		$143,545	$134,098	$96,916

Weighted-average remaining term and discount rate related to leases were as follows:

	As of December 31, 2024	As of December 31, 2023

Weighted-average remaining term
Operating lease	0.8 years	1.29 years
Finance leases	3.4 years	4.42 years
Weighted-average discount rate
Operating lease	5.94%	7.35%
Finance leases	9.60%	9.60%

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2024:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2025	$155,707	$7,548	$163,255
Twelve months ending December 31, 2026	52,231	7,959	60,190
Twelve months ending December 31, 2027	-	7,959	7,959
Twelve months ending December 31, 2028	-	10,603	10,603
Twelve months ending December 31, 2029	-	-	-
Total lease payments	207,938	34,069	242,007
Less: discount	(4,959)	(5,872)	(10,831)
Present value of lease liabilities	$202,979	$28,197	$231,176

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)